UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Contrafund®

September 30, 2013

1.807733.109

CON-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.1%
Delphi Automotive PLC	2,507,618	$ 146,495
Automobiles - 1.0%
Honda Motor Co. Ltd.	1,870,900	71,511
Tesla Motors, Inc. (a)(e)	3,557,617	688,114
Toyota Motor Corp.	3,581,500	229,709
		989,334
Distributors - 0.2%
LKQ Corp. (a)	4,647,218	148,060
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. (a)(f)	1,708,093	732,259
Chuys Holdings, Inc. (a)	309,177	11,096
Dunkin' Brands Group, Inc. (f)	7,147,490	323,495
Las Vegas Sands Corp.	1,696,490	112,681
Marriott International, Inc. Class A	689,415	28,997
McDonald's Corp.	3,639,892	350,194
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,397,400	44,479
Noodles & Co. (e)	919,242	39,224
Paddy Power PLC (Ireland)	83,026	6,655
Starbucks Corp.	15,256,768	1,174,313
Tim Hortons, Inc. (Canada) (f)	8,429,732	488,901
Whitbread PLC	1,190,668	57,133
		3,369,427
Household Durables - 0.2%
D.R. Horton, Inc.	4,558,928	88,580
Lennar Corp. Class A	1,277,767	45,233
Whirlpool Corp.	646,423	94,662
		228,475
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. (a)	6,806,491	2,127,981
ASOS PLC (a)	1,571,197	130,767
Liberty Media Corp.:
Interactive Series A (a)	2,958,966	69,447
Series A (a)	130,212	11,481
Netflix, Inc. (a)	934,156	288,850
priceline.com, Inc. (a)	942,262	952,580
Rakuten, Inc.	7,222,400	109,633
TripAdvisor, Inc. (a)(f)	8,444,453	640,427
		4,331,166
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	748,475	$ 96,688
Media - 5.7%
CBS Corp. Class B	2,404,513	132,633
Charter Communications, Inc. Class A (a)	1,267,075	170,751
Comcast Corp. Class A	14,651,373	661,509
DIRECTV (a)	1,770,443	105,784
Discovery Communications, Inc. Class A (a)(f)	15,771,874	1,331,462
DreamWorks Animation SKG, Inc. Class A (a)	1,745,755	49,684
Legend Pictures LLC (a)(h)(i)	52,165	94,053
Liberty Global PLC Class A (a)	4,217,795	334,682
Liberty Media Corp. Class A (a)	2,988,358	439,737
Lions Gate Entertainment Corp. (a)	2,862,445	100,329
Omnicom Group, Inc.	1,787,044	113,370
Rightmove PLC	620,117	23,783
The Walt Disney Co.	30,870,820	1,990,859
Twenty-First Century Fox, Inc. Class A	2,520,500	84,437
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	41,234	15,463
WPP PLC	2,529,900	51,990
		5,700,526
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	135,128	7,724
Specialty Retail - 4.0%
Bed Bath & Beyond, Inc. (a)	5,476,420	423,656
Fast Retailing Co. Ltd.	179,600	67,736
Five Below, Inc. (a)(f)	3,897,518	170,516
GNC Holdings, Inc.	1,572,864	85,926
Home Depot, Inc.	4,065,473	308,366
O'Reilly Automotive, Inc. (a)	956,500	122,040
Restoration Hardware Holdings, Inc.	188,398	11,935
Ross Stores, Inc.	4,963,582	361,349
TJX Companies, Inc. (f)	40,972,469	2,310,438
Tractor Supply Co.	687,734	46,195
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	405,400	48,429
Urban Outfitters, Inc. (a)	1,729,187	63,582
		4,020,168
Textiles, Apparel & Luxury Goods - 1.9%
Gildan Activewear, Inc.	275,800	12,799
Michael Kors Holdings Ltd. (a)	3,429,071	255,534
NIKE, Inc. Class B	15,882,467	1,153,702
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	5,096,378	$ 404,907
VF Corp.	429,026	85,398
		1,912,340
TOTAL CONSUMER DISCRETIONARY		20,950,403
CONSUMER STAPLES - 7.9%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR	3,491,839	346,390
Boston Beer Co., Inc. Class A (a)	521,107	127,260
The Coca-Cola Co.	40,638,479	1,539,386
		2,013,036
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	6,662,416	766,977
CVS Caremark Corp.	12,419,323	704,797
Sprouts Farmers Market LLC	1,844,966	81,898
Wal-Mart Stores, Inc.	8,056,380	595,850
Walgreen Co.	184,300	9,915
Whole Foods Market, Inc.	384,454	22,491
		2,181,928
Food Products - 0.7%
Associated British Foods PLC	9,378,150	284,820
Boulder Brands, Inc. (a)	95,000	1,524
Green Mountain Coffee Roasters, Inc. (a)	1,374,500	103,541
Mondelez International, Inc.	9,769,757	306,966
WhiteWave Foods Co. (e)	2,679,800	53,516
		750,367
Household Products - 1.9%
Colgate-Palmolive Co.	28,631,065	1,697,822
Procter & Gamble Co.	2,818,243	213,031
		1,910,853
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	15,261,412	1,066,773
Hengan International Group Co. Ltd.	900,000	10,525
L'Oreal SA	350,599	60,213
		1,137,511
TOTAL CONSUMER STAPLES		7,993,695
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Core Laboratories NV	70,000	$ 11,845
Oceaneering International, Inc.	1,065,101	86,529
Schlumberger Ltd.	2,359,191	208,458
Seadrill Ltd.	668,660	30,143
		336,975
Oil, Gas & Consumable Fuels - 5.2%
Americas Petrogas, Inc. (a)(g)	3,562,500	4,358
Anadarko Petroleum Corp.	5,668,716	527,134
Birchcliff Energy Ltd. (a)	2,921,900	19,942
Birchcliff Energy Ltd. (a)(g)	686,500	4,685
Cabot Oil & Gas Corp.	3,050,722	113,853
Canadian Natural Resources Ltd.	673,436	21,163
Cobalt International Energy, Inc. (a)	3,705,304	92,114
Concho Resources, Inc. (a)	401,100	43,644
Concho Resources, Inc. (a)	500,820	54,494
Continental Resources, Inc. (a)	2,195,028	235,439
EOG Resources, Inc.	6,076,177	1,028,575
EQT Corp.	593,500	52,655
Frontline 2012 Ltd. (a)(g)	948,082	6,496
Laredo Petroleum Holdings, Inc. (a)	350,000	10,388
Madalena Energy, Inc. (g)	9,370,500	4,230
Murphy Oil Corp.	2,080,200	125,478
Noble Energy, Inc. (f)	35,123,618	2,353,634
Oasis Petroleum, Inc. (a)	1,330,041	65,345
Phillips 66 Partners LP	500,979	15,410
Pioneer Natural Resources Co.	822,225	155,236
Rosetta Resources, Inc. (a)	220,000	11,981
TAG Oil Ltd. (g)	1,365,935	5,941
Tourmaline Oil Corp. (a)	4,518,600	183,587
Tourmaline Oil Corp. (a)(g)	1,363,300	55,390
TransAtlantic Petroleum Ltd. (a)(g)	1,734,051	1,457
		5,192,629
TOTAL ENERGY		5,529,604
FINANCIALS - 15.9%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	2,460,761	224,126
BlackRock, Inc. Class A	1,816,065	491,464
Charles Schwab Corp.	6,056,236	128,029
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Financial Engines, Inc.	201,891	$ 12,000
Morgan Stanley	9,406,323	253,500
Oaktree Capital Group LLC Class A	1,911,972	100,092
WisdomTree Investments, Inc. (a)	1,669,282	19,380
		1,228,591
Commercial Banks - 4.8%
Bank of Ireland (a)	1,427,660,622	404,544
M&T Bank Corp.	2,278,622	255,023
Metro Bank PLC Class A (a)(f)(i)	2,671,250	43,245
PNC Financial Services Group, Inc.	6,331,903	458,746
Shinsei Bank Ltd.	20,068,000	48,979
U.S. Bancorp	24,016,581	878,527
Wells Fargo & Co.	67,893,526	2,805,360
		4,894,424
Consumer Finance - 1.0%
American Express Co.	13,529,978	1,021,784
Portfolio Recovery Associates, Inc. (a)	220,000	13,187
		1,034,971
Diversified Financial Services - 6.2%
Bank of America Corp.	9,699,973	133,860
Berkshire Hathaway, Inc. Class A (a)	25,623	4,366,415
Citigroup, Inc.	27,612,002	1,339,458
IntercontinentalExchange, Inc. (a)	860,047	156,030
JPMorgan Chase & Co.	4,239,135	219,121
ORIX Corp.	3,062,700	50,069
		6,264,953
Insurance - 2.4%
ACE Ltd.	7,447,305	696,770
AIA Group Ltd.	71,783,800	337,359
Direct Line Insurance Group PLC	160,654	554
Fairfax Financial Holdings Ltd. (sub. vtg.)	142,822	57,758
Marsh & McLennan Companies, Inc.	5,508,692	239,904
Prudential PLC	2,820,190	52,467
The Chubb Corp.	7,283,898	650,161
The Travelers Companies, Inc.	4,251,895	360,433
		2,395,406
Real Estate Investment Trusts - 0.2%
American Tower Corp.	2,733,525	202,636
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	1,452,074	$ 62,468
TOTAL FINANCIALS		16,083,449
HEALTH CARE - 12.3%
Biotechnology - 4.8%
Actelion Ltd.	184,209	13,077
Agios Pharmaceuticals, Inc.	1,148,369	32,108
Alnylam Pharmaceuticals, Inc. (a)	377,625	24,172
Amgen, Inc.	5,031,166	563,189
Biogen Idec, Inc. (a)	8,994,914	2,165,615
BioMarin Pharmaceutical, Inc. (a)	947,899	68,457
Bluebird Bio, Inc. (f)	576,100	15,532
Bluebird Bio, Inc. (f)	1,017,341	24,685
Celgene Corp. (a)	858,135	132,093
Celldex Therapeutics, Inc. (a)	1,785,419	63,257
CSL Ltd.	877,728	52,405
Genmab A/S (a)	159,517	6,539
Gilead Sciences, Inc. (a)	15,802,940	993,057
Intercept Pharmaceuticals, Inc.	394,200	27,212
Pharmacyclics, Inc. (a)	269,167	37,258
Puma Biotechnology, Inc. (a)(f)	2,159,128	115,859
Raptor Pharmaceutical Corp. (a)	388,850	5,809
Regeneron Pharmaceuticals, Inc. (a)	911,364	285,138
Theravance, Inc. (a)	377,593	15,440
Vertex Pharmaceuticals, Inc. (a)	2,079,603	157,675
		4,798,577
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	23,952,815	281,206
CareFusion Corp. (a)	304,425	11,233
Covidien PLC	957,557	58,354
Medtronic, Inc.	4,179,766	222,573
ResMed, Inc. (e)	2,076,531	109,682
St. Jude Medical, Inc.	229,657	12,319
Stryker Corp.	3,096,185	209,271
The Cooper Companies, Inc.	539,932	70,024
		974,662
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	3,424,500	209,237
CIGNA Corp.	2,978,539	228,931
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	1,625,260	$ 168,539
Omnicare, Inc.	175,900	9,762
UnitedHealth Group, Inc.	13,237,214	947,917
		1,564,386
Health Care Technology - 0.8%
Cerner Corp. (a)	15,173,840	797,385
Medidata Solutions, Inc. (a)	104,896	10,377
		807,762
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	57,716	14,547
Fluidigm Corp. (a)(i)	1,027,387	22,541
ICON PLC (a)	650,000	26,605
Illumina, Inc. (a)	482,095	38,968
Mettler-Toledo International, Inc. (a)(f)	2,457,845	590,104
PAREXEL International Corp. (a)	2,023,694	101,650
Thermo Fisher Scientific, Inc.	3,324,665	306,368
Waters Corp. (a)	469,032	49,816
		1,150,599
Pharmaceuticals - 3.0%
AbbVie, Inc.	17,784,454	795,499
Bayer AG	6,198,128	730,849
Johnson & Johnson	8,673,589	751,913
Novo Nordisk A/S Series B	1,329,591	225,185
Perrigo Co.	1,372,387	169,325
Santarus, Inc. (a)	381,839	8,618
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,010,192	38,165
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,387,470	353,201
		3,072,755
TOTAL HEALTH CARE		12,368,741
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	2,414,067	200,464
Precision Castparts Corp.	506,709	115,145
The Boeing Co.	1,025,500	120,496
United Technologies Corp.	1,801,097	194,194
		630,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	1,149,175	$ 57,160
Commercial Services & Supplies - 0.4%
Babcock International Group PLC	700,000	13,553
Edenred SA	5,631	183
Stericycle, Inc. (a)	3,146,208	363,072
		376,808
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	895,210	52,083
Electrical Equipment - 0.1%
Eaton Corp. PLC	704,258	48,481
Generac Holdings, Inc.	1,952,898	83,272
		131,753
Industrial Conglomerates - 1.1%
3M Co.	2,673,096	319,194
Danaher Corp.	11,874,013	823,107
		1,142,301
Machinery - 0.6%
Chart Industries, Inc. (a)	497,596	61,224
Illinois Tool Works, Inc.	4,481,361	341,793
Kubota Corp.	3,051,000	44,343
PACCAR, Inc.	314,354	17,497
Proto Labs, Inc. (a)	810,846	61,941
Snap-On, Inc.	787,999	78,406
		605,204
Professional Services - 0.5%
Experian PLC	11,893,502	226,624
On Assignment, Inc. (a)	1,673,240	55,217
Verisk Analytics, Inc. (a)	2,863,944	186,042
		467,883
Road & Rail - 2.1%
Canadian Pacific Railway Ltd. (e)	6,668,376	822,760
Hertz Global Holdings, Inc. (a)	3,093,987	68,563
J.B. Hunt Transport Services, Inc.	1,759,700	128,335
Union Pacific Corp.	7,000,188	1,087,409
		2,107,067
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	1,624,500	44,934
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
Class A	4,347,311	$ 120,247
W.W. Grainger, Inc.	1,558,005	407,745
		572,926
TOTAL INDUSTRIALS		6,143,484
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 0.4%
F5 Networks, Inc. (a)	596,709	51,174
QUALCOMM, Inc.	5,923,594	399,013
		450,187
Computers & Peripherals - 3.6%
Apple, Inc.	7,549,524	3,599,236
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A (f)	9,811,727	759,231
Ingram Micro, Inc. Class A (a)	2,557,772	58,957
		818,188
Internet Software & Services - 11.5%
Akamai Technologies, Inc. (a)	2,195,300	113,497
Constant Contact, Inc. (a)(f)	1,626,102	38,522
Cornerstone OnDemand, Inc. (a)	2,440,086	125,518
CoStar Group, Inc. (a)	137,000	23,002
Dropbox, Inc. (a)(i)	5,464,028	54,640
eBay, Inc. (a)	15,171,590	846,423
Facebook, Inc. Class A (a)	31,800,508	1,597,658
Google, Inc. Class A (a)	7,035,100	6,162,117
Kakaku.com, Inc.	2,546,900	59,541
LinkedIn Corp. (a)	4,055,742	997,956
Marketo, Inc. (e)	133,900	4,269
Pandora Media, Inc. (a)(e)	1,374,000	34,529
Rocket Fuel, Inc.	467,291	25,112
Shutterstock, Inc.	1,027,157	74,695
Tencent Holdings Ltd.	1,388,700	72,838
Trulia, Inc.	1,353,204	63,641
Yahoo!, Inc. (a)	39,396,300	1,306,381
Zillow, Inc. (a)(e)	238,038	20,083
		11,620,422
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 5.1%
Accenture PLC Class A	7,052,866	$ 519,373
Alliance Data Systems Corp. (a)(e)	1,332,385	281,759
CGI Group, Inc. Class A (sub. vtg.) (a)	5,499,845	193,019
Fidelity National Information Services, Inc.	3,672,966	170,573
Fiserv, Inc. (a)	1,776,920	179,558
FleetCor Technologies, Inc. (a)	687,037	75,684
Gartner, Inc. Class A (a)	562,300	33,738
MasterCard, Inc. Class A	2,553,709	1,718,084
NeuStar, Inc. Class A (a)	250,000	12,370
Visa, Inc. Class A	10,343,534	1,976,649
		5,160,807
Semiconductors & Semiconductor Equipment - 0.6%
Altera Corp.	538,553	20,013
ARM Holdings PLC sponsored ADR (e)	4,296,128	206,730
ASML Holding NV	502,986	49,675
Avago Technologies Ltd.	567,700	24,479
Microchip Technology, Inc. (e)	773,250	31,154
NXP Semiconductors NV (a)	2,028,383	75,476
Samsung Electronics Co. Ltd.	73,083	92,975
Skyworks Solutions, Inc. (a)	410,600	10,199
Xilinx, Inc.	1,124,906	52,713
		563,414
Software - 3.5%
Activision Blizzard, Inc.	5,979,147	99,672
Adobe Systems, Inc. (a)	5,137,187	266,825
CommVault Systems, Inc. (a)	1,912,609	167,984
Concur Technologies, Inc. (a)(e)(f)	3,828,336	423,031
FireEye, Inc.	160,049	6,647
FleetMatics Group PLC	1,035,625	38,888
Infoblox, Inc. (a)	1,505,530	62,961
NetSuite, Inc. (a)(f)	3,925,400	423,708
QLIK Technologies, Inc. (a)	640,100	21,917
salesforce.com, Inc. (a)	15,892,984	825,005
ServiceNow, Inc. (a)	6,458,425	335,515
Splunk, Inc. (a)	4,626,003	277,745
Trion World Network, Inc. warrants 8/10/17 (a)(i)	124,282	0*
Ultimate Software Group, Inc. (a)	1,198,789	176,701
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	408,500	$ 33,048
Workday, Inc. Class A	4,375,079	354,075
		3,513,722
TOTAL INFORMATION TECHNOLOGY		25,725,976
MATERIALS - 2.8%
Chemicals - 1.7%
Eastman Chemical Co.	1,077,395	83,929
Ecolab, Inc.	4,199,715	414,764
Filtrona PLC	7,786,771	94,356
FMC Corp.	210,538	15,100
LyondellBasell Industries NV Class A	3,847,348	281,741
Monsanto Co.	2,704,833	282,303
PPG Industries, Inc.	1,780,941	297,524
Sherwin-Williams Co.	991,787	180,684
		1,650,401
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	2,343,231	237,299
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	404,300	9,936
B2Gold Corp. (a)(f)	51,467,699	128,413
B2Gold Corp. (a)(f)(g)	5,850,000	14,596
Dalradian Resources, Inc. (a)(g)	3,000,000	2,213
Franco-Nevada Corp. (f)	7,891,245	358,000
Franco-Nevada Corp. warrants 6/16/17 (f)(g)	342,250	2,077
Ivanhoe Mine Ltd. (a)(g)	16,077,337	34,650
Premier Gold Mines Ltd. (a)(f)	7,211,400	14,702
Premier Gold Mines Ltd. (a)(f)(g)	3,105,900	6,332
Tahoe Resources, Inc. (a)	2,079,903	37,436
Tahoe Resources, Inc. (a)(g)	5,376,500	96,772
Turquoise Hill Resources Ltd. (a)	2,953,830	13,048
		718,175
Paper & Forest Products - 0.2%
International Paper Co.	4,575,817	204,997
TOTAL MATERIALS		2,810,872
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Iliad SA	133,273	$ 31,101
Jazztel PLC (a)	1,919,526	20,855
		51,956
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	165,600	2,984
SoftBank Corp.	2,870,800	199,370
		202,354
TOTAL TELECOMMUNICATION SERVICES		254,310
UTILITIES - 0.1%
Electric Utilities - 0.0%
ITC Holdings Corp.	187,669	17,615
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	1,086,294	14,437
Multi-Utilities - 0.1%
YTL Corp. Bhd	57,122,126	27,001
TOTAL UTILITIES		59,053
TOTAL COMMON STOCKS (Cost $57,251,967)		97,919,587
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	1,228,555	6,279
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	2,100,446	28,629
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(i)	1,003,678	13,914
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	1,260,898	12,609
Software - 0.1%
Mobileye N.V. Series F (a)(i)	1,660,543	57,953
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.:
8.00% (a)(i)	333,435	$ 604
Series C, 8.00% (a)(i)	3,950,196	7,150
Series C-1, 8.00% (a)(i)	310,705	562
		66,269
TOTAL INFORMATION TECHNOLOGY		92,792
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $163,115)		127,700
Nonconvertible Bonds - 0.0%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 2,693	2,693
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	14,286	20,331
TOTAL NONCONVERTIBLE BONDS (Cost $21,510)			23,024
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	2,649,655,161	$ 2,649,655
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	517,069,727	517,070
TOTAL MONEY MARKET FUNDS (Cost $3,166,725)		3,166,725
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $60,603,317)		101,237,036
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(364,920)
NET ASSETS - 100%		$ 100,872,116
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,131,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $360,335,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 49,445
Dropbox, Inc. Series A	5/29/12	$ 11,410
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc.: Series M-1, 8.00%	3/19/08	$ 22,464
9% 12/2/13	12/2/11	$ 2,693
Intarcia Therapeutics, Inc.	11/14/12	$ 28,629
Legend Pictures LLC	9/23/10 - 12/18/12	$ 57,827
Metro Bank PLC Class A	12/8/09 - 5/21/12	$ 37,356
Mobileye N.V. Series F	8/15/13	$ 57,953
Pure Storage, Inc. Series E	8/22/13	$ 13,914
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0*
8.00%	3/20/13	$ 1,754
Series C, 8.00%	8/22/08	$ 21,691
Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,446
Fidelity Securities Lending Cash Central Fund	4,483
Total	$ 7,929
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Data Systems Corp.	$ 395,341	$ 10,274	$ 252,290	$ -	$ -
Allot Communications Ltd.	37,894	-	29,261	-	-
Amphenol Corp. Class A	609,379	104,456	80,855	4,211	759,231
B2Gold Corp.	112,214	8,956	-	-	128,413
B2Gold Corp. (144A)	20,937	-	-	-	14,596
Bluebird Bio, Inc.	-	13,251	-	-	15,532
Bluebird Bio, Inc. (formerly Bluebird Bio preferred stock)	9,615	-	-	-	24,685
CGA Mining Ltd. (Canada)	61,621	-	-	-	-
Chipotle Mexican Grill, Inc.	603,558	38,452	134,699	-	732,259
Concur Technologies, Inc.	218,282	68,750	17,976	-	423,031
Constant Contact, Inc.	14,762	10,027	-	-	38,522
D.R. Horton, Inc.	323,572	94,255	311,446	-	-
Discovery Communications, Inc. Class A	1,038,085	7,755	51,887	-	1,331,462
Dunkin' Brands Group, Inc.	237,154	-	-	4,074	323,495
Five Below, Inc.	17,220	131,072	-	-	170,516
FleetMatics Group PLC	44,071	91,073	91,602	-	-
Franco-Nevada Corp.	755,693	19,220	235,771	5,275	358,000
Franco-Nevada Corp. warrants 6/16/17	3,045	-	-	-	2,077
Medusa Mining Ltd.	69,126	-	35,206	-	-
Metro Bank PLC Class A	43,393	-	-	-	43,245
Mettler-Toledo International, Inc.	463,490	22,760	9,278	-	590,104
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NetSuite, Inc.	$ 233,147	$ 57,239	$ 10,847	$ -	$ 423,708
Noble Energy, Inc.	1,778,823	9,748	-	14,162	2,353,634
Premier Gold Mines Ltd.	31,501	4,378	4,416	-	14,702
Premier Gold Mines Ltd. (144A)	16,256	-	1,328	-	6,332
Puma Biotechnology, Inc.	21,051	50,710	-	-	115,859
SolarWinds, Inc.	206,369	15,251	173,433	-	-
Tim Hortons, Inc. (Canada)	550,631	-	146,046	6,204	488,901
TJX Companies, Inc.	1,498,738	313,622	9,086	14,352	2,310,438
TripAdvisor, Inc.	252,835	130,304	-	-	640,427
Total	$ 9,667,803	$ 1,201,553	$ 1,595,427	$ 48,278	$ 11,309,169
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,956,682	$ 20,310,308	$ 530,579	$ 115,795
Consumer Staples	7,993,695	7,993,695	-	-
Energy	5,529,604	5,529,604	-	-
Financials	16,083,449	15,484,145	556,059	43,245
Health Care	12,397,370	12,118,871	249,870	28,629
Industrials	6,143,484	6,099,141	44,343	-
Information Technology	25,818,768	25,611,795	59,541	147,432
Materials	2,810,872	2,810,872	-	-
Telecommunication Services	254,310	54,940	199,370	-
Utilities	59,053	59,053	-	-
Corporate Bonds	23,024	-	20,331	2,693
Money Market Funds	3,166,725	3,166,725	-	-
Total Investments in Securities:	$ 101,237,036	$ 99,239,149	$ 1,660,093	$ 337,794

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 1,769,921
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $60,694,188,000. Net unrealized appreciation aggregated $40,542,848,000, of which $40,951,341,000 related to appreciated investment securities and $408,493,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

September 30, 2013

1.808768.109

ANIF-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	786,024	$ 152,033
Distributors - 0.9%
LKQ Corp. (a)	6,602,200	210,346
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	214,124	91,795
Domino's Pizza, Inc.	1,538,752	104,558
Dunkin' Brands Group, Inc.	1,709,800	77,386
Starbucks Corp.	4,342,206	334,220
Yum! Brands, Inc.	3,857,000	275,351
		883,310
Household Durables - 0.7%
D.R. Horton, Inc.	4,337,812	84,284
Lennar Corp. Class A (e)	1,292,208	45,744
PulteGroup, Inc.	3,015,447	49,755
		179,783
Internet & Catalog Retail - 5.0%
Amazon.com, Inc. (a)	1,993,446	623,231
Liberty Media Corp. Interactive Series A (a)	2,588,034	60,741
priceline.com, Inc. (a)	195,958	198,104
Rakuten, Inc.	4,606,500	69,925
TripAdvisor, Inc. (a)	3,453,789	261,935
		1,213,936
Media - 3.3%
Charter Communications, Inc. Class A (a)	647,025	87,193
Discovery Communications, Inc. Class A (a)	1,788,400	150,977
Legend Pictures LLC (a)(h)(i)	11,303	20,379
Liberty Global PLC Class A (a)	760,905	60,378
Liberty Media Corp. Class A (a)	576,365	84,812
Lions Gate Entertainment Corp. (a)	269,758	9,455
News Corp. Class A (a)	8,210,858	131,866
Twenty-First Century Fox, Inc. Class A	2,483,353	83,192
Viacom, Inc. Class B (non-vtg.)	2,082,300	174,039
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	2,267	850
		803,141
Specialty Retail - 1.5%
Cabela's, Inc. Class A (a)	1,029,700	64,902
Five Below, Inc. (a)(e)	953,807	41,729
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	3,367,196	$ 189,876
Tractor Supply Co.	966,024	64,888
		361,395
Textiles, Apparel & Luxury Goods - 2.6%
China Hongxing Sports Ltd. (a)	6,000,000	550
Michael Kors Holdings Ltd. (a)	1,633,429	121,723
NIKE, Inc. Class B	3,151,589	228,931
PVH Corp.	495,389	58,798
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	2,902,435	230,598
		640,600
TOTAL CONSUMER DISCRETIONARY		4,444,544
CONSUMER STAPLES - 6.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	1,173,261	116,387
Beam, Inc.	1,366,900	88,370
Boston Beer Co., Inc. Class A (a)(e)	375,903	91,799
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,269,000	72,841
		369,397
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,483,125	170,737
CVS Caremark Corp.	3,118,877	176,996
Kroger Co.	2,282,800	92,088
Whole Foods Market, Inc.	1,820,246	106,484
		546,305
Food Products - 0.8%
Associated British Foods PLC	1,936,443	58,811
Mondelez International, Inc.	4,159,943	130,705
		189,516
Household Products - 0.7%
Colgate-Palmolive Co.	2,888,749	171,303
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	3,617,744	252,880
L'Oreal SA	339,501	58,307
		311,187
TOTAL CONSUMER STAPLES		1,587,708
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.7%
Energy Equipment & Services - 1.5%
Oceaneering International, Inc.	865,699	$ 70,329
Schlumberger Ltd.	3,314,727	292,889
		363,218
Oil, Gas & Consumable Fuels - 5.2%
Americas Petrogas, Inc. (a)(g)	836,000	1,023
Anadarko Petroleum Corp.	1,537,788	142,999
Birchcliff Energy Ltd. (a)	489,900	3,344
Birchcliff Energy Ltd. (a)(g)	585,400	3,995
Cabot Oil & Gas Corp.	3,722,580	138,927
Cobalt International Energy, Inc. (a)	915,872	22,769
Concho Resources, Inc. (a)	98,980	10,770
Continental Resources, Inc. (a)	246,022	26,388
EOG Resources, Inc.	1,553,680	263,007
GoviEx Uranium, Inc. (a)(i)	3,477,000	8,901
Madalena Energy, Inc. (g)	2,200,000	993
Marathon Petroleum Corp.	824,700	53,045
Noble Energy, Inc.	7,814,200	523,630
Rooster Energy Ltd. (a)(f)	9,425,000	6,222
TAG Oil Ltd. (g)	322,900	1,404
Tourmaline Oil Corp. (a)	1,107,200	44,985
Tourmaline Oil Corp. (a)(g)	303,400	12,327
TransAtlantic Petroleum Ltd. (a)(g)	325,400	273
		1,265,002
TOTAL ENERGY		1,628,220
FINANCIALS - 17.9%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	544,139	49,560
BlackRock, Inc. Class A	543,246	147,013
Charles Schwab Corp.	4,788,764	101,234
Morgan Stanley	4,412,877	118,927
Oaktree Capital Group LLC Class A	872,576	45,679
		462,413
Commercial Banks - 4.6%
Bank of Ireland (a)	248,940,628	70,540
M&T Bank Corp. (e)	765,497	85,674
Metro Bank PLC Class A (a)(i)	239,350	3,875
PNC Financial Services Group, Inc.	2,496,889	180,900
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	5,096,314	$ 186,423
Wells Fargo & Co.	14,209,056	587,118
		1,114,530
Diversified Financial Services - 4.9%
Bank of America Corp.	25,438,327	351,049
Berkshire Hathaway, Inc. Class A (a)	2,278	388,194
Citigroup, Inc.	9,374,770	454,770
		1,194,013
Insurance - 5.4%
ACE Ltd.	1,795,195	167,958
Admiral Group PLC	472,628	9,434
AIA Group Ltd.	30,723,800	144,391
American International Group, Inc.	7,130,700	346,766
Direct Line Insurance Group PLC	44,968	155
Fairfax Financial Holdings Ltd. (sub. vtg.)	144,600	58,477
Genworth Financial, Inc. Class A (a)	4,549,600	58,189
Marsh & McLennan Companies, Inc.	1,366,941	59,530
MetLife, Inc.	4,018,700	188,678
The Chubb Corp.	2,029,876	181,187
The Travelers Companies, Inc.	1,136,863	96,372
		1,311,137
Real Estate Investment Trusts - 0.5%
American Tower Corp.	1,499,075	111,126
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	3,379,300	145,377
TOTAL FINANCIALS		4,338,596
HEALTH CARE - 13.6%
Biotechnology - 6.7%
Agios Pharmaceuticals, Inc.	1,174,162	29,547
Alexion Pharmaceuticals, Inc. (a)	829,300	96,331
Biogen Idec, Inc. (a)	2,752,086	662,592
BioMarin Pharmaceutical, Inc. (a)	906,745	65,485
Bluebird Bio, Inc.	138,498	3,734
Bluebird Bio, Inc.	245,632	5,960
CSL Ltd.	2,870,525	171,386
Gilead Sciences, Inc. (a)	7,946,320	499,347
KYTHERA Biopharmaceuticals, Inc. (f)	1,609,137	73,538
Light Sciences Oncology, Inc. (a)	2,708,254	160
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
OvaScience, Inc. (a)(f)	1,143,459	$ 11,332
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	51
Verastem, Inc. (a)	123,591	1,537
		1,621,000
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	2,848,158	137,053
Boston Scientific Corp. (a)	6,471,315	75,973
High Power Exploration (a)	58,562	41
The Cooper Companies, Inc.	617,351	80,064
		293,131
Health Care Providers & Services - 0.3%
DaVita, Inc. (a)	60,103	3,420
Henry Schein, Inc. (a)	715,685	74,217
		77,637
Health Care Technology - 0.8%
Cerner Corp. (a)	3,613,430	189,886
Life Sciences Tools & Services - 2.5%
Eurofins Scientific SA	177,513	44,740
Fluidigm Corp. (a)(i)	112,607	2,471
Illumina, Inc. (a)	723,244	58,460
Mettler-Toledo International, Inc. (a)	558,123	134,000
PAREXEL International Corp. (a)	2,223,697	111,696
Thermo Fisher Scientific, Inc.	1,284,935	118,407
Waters Corp. (a)	1,298,599	137,924
		607,698
Pharmaceuticals - 2.1%
AbbVie, Inc.	3,939,029	176,193
Eli Lilly & Co.	2,373,900	119,478
Novo Nordisk A/S Series B	323,510	54,791
Perrigo Co.	710,785	87,697
Valeant Pharmaceuticals International, Inc. (Canada) (a)	562,718	58,673
		496,832
TOTAL HEALTH CARE		3,286,184
INDUSTRIALS - 7.4%
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	1,093,895	54,410
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	811,300	$ 33,774
Electrical Equipment - 1.7%
Eaton Corp. PLC	1,792,942	123,426
Rockwell Automation, Inc.	1,364,600	145,930
Roper Industries, Inc.	1,059,400	140,762
		410,118
Industrial Conglomerates - 0.7%
Danaher Corp.	2,556,168	177,194
Machinery - 0.2%
Proto Labs, Inc. (a)(e)	512,550	39,154
Professional Services - 1.0%
Verisk Analytics, Inc. (a)	3,711,156	241,077
Road & Rail - 2.9%
Canadian Pacific Railway Ltd. (e)	1,924,932	237,503
Hertz Global Holdings, Inc. (a)	3,450,335	76,459
J.B. Hunt Transport Services, Inc.	938,630	68,454
Kansas City Southern	1,248,500	136,536
Union Pacific Corp.	1,091,266	169,517
		688,469
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (g)	320,800	8,873
Class A	1,314,542	36,360
W.W. Grainger, Inc.	371,300	97,173
		142,406
TOTAL INDUSTRIALS		1,786,602
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.4%
F5 Networks, Inc. (a)	27,900	2,393
Nokia Corp. sponsored ADR (a)	14,287,227	93,010
		95,403
Computers & Peripherals - 0.0%
Stratasys Ltd. (a)	109,400	11,078
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	2,797,612	216,479
Trimble Navigation Ltd. (a)	4,205,950	124,959
		341,438
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 9.8%
Akamai Technologies, Inc. (a)	1,874,600	$ 96,917
Cornerstone OnDemand, Inc. (a)	503,448	25,897
Dropbox, Inc. (a)(i)	1,289,836	12,898
eBay, Inc. (a)	3,280,599	183,025
Facebook, Inc. Class A (a)	10,813,359	543,263
Google, Inc. Class A (a)	1,052,546	921,940
LinkedIn Corp. (a)	1,452,173	357,322
Responsys, Inc. (a)	1,303,152	21,502
Rocket Fuel, Inc.	9,600	516
Shutterstock, Inc.	1,055,237	76,737
SPS Commerce, Inc. (a)(f)	913,600	61,138
Trulia, Inc. (e)	783,728	36,859
Zillow, Inc. (a)(e)	403,218	34,020
		2,372,034
IT Services - 5.0%
Alliance Data Systems Corp. (a)(e)	341,733	72,266
CGI Group, Inc. Class A (sub. vtg.) (a)	660,705	23,188
Fidelity National Information Services, Inc.	1,740,530	80,830
Fiserv, Inc. (a)	760,916	76,891
FleetCor Technologies, Inc. (a)	583,175	64,243
Gartner, Inc. Class A (a)	979,600	58,776
MasterCard, Inc. Class A	526,277	354,069
Total System Services, Inc.	2,278,200	67,025
Visa, Inc. Class A	2,148,324	410,545
		1,207,833
Software - 4.3%
Activision Blizzard, Inc.	1,455,453	24,262
Concur Technologies, Inc. (a)(e)	2,378,468	262,821
FireEye, Inc.	214,534	8,910
Infoblox, Inc. (a)	1,063,919	44,493
Mu Sigma, Inc. (i)	619,826	13,636
NetSuite, Inc. (a)	1,605,607	173,309
salesforce.com, Inc. (a)	3,065,988	159,155
ServiceNow, Inc. (a)	2,594,843	134,802
SolarWinds, Inc. (a)	42,889	1,504
Splunk, Inc. (a)	683,490	41,037
Trion World Network, Inc. warrants 8/10/17 (a)(i)	18,952	0*
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Ultimate Software Group, Inc. (a)	813,343	$ 119,887
Workday, Inc. Class A	560,451	45,357
		1,029,173
TOTAL INFORMATION TECHNOLOGY		5,056,959
MATERIALS - 4.1%
Chemicals - 2.8%
Airgas, Inc.	788,300	83,599
Eastman Chemical Co.	1,109,450	86,426
Ecolab, Inc.	1,248,448	123,297
Filtrona PLC	2,767,986	33,541
Monsanto Co.	1,530,967	159,787
PPG Industries, Inc.	726,759	121,412
Sherwin-Williams Co.	354,636	64,608
		672,670
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	1,011,520	102,437
Metals & Mining - 0.5%
Altius Minerals Corp. (a)	7,500	81
B2Gold Corp. (a)	13,023,232	32,493
B2Gold Corp. (a)(g)	660,000	1,647
Dalradian Resources, Inc. (a)	992,906	733
Dalradian Resources, Inc. (a)(g)	1,000,000	738
Franco-Nevada Corp.	1,348,161	61,162
Franco-Nevada Corp. warrants 6/16/17 (g)	62,150	377
Ivanhoe Mine Ltd. (a)(g)	3,792,299	8,173
Premier Gold Mines Ltd. (a)(g)	725,900	1,480
Tahoe Resources, Inc. (a)(g)	1,074,200	19,335
		126,219
Paper & Forest Products - 0.4%
International Paper Co.	1,890,883	84,712
TOTAL MATERIALS		986,038
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
tw telecom, Inc. (a)	2,419,400	72,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	20,800	$ 276
Multi-Utilities - 0.1%
YTL Corp. Bhd	70,207,126	33,186
TOTAL UTILITIES		33,462
TOTAL COMMON STOCKS (Cost $17,300,960)		23,220,568
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (i)	5,575,412	25,758
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(i)	165,366	845
TOTAL CONSUMER DISCRETIONARY		26,603
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. (i)	516,522	7,040
Health Care Technology - 0.0%
Castlight Health, Inc. Series D (a)(i)	1,325,100	10,548
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (i)	10,369,703	18,400
TOTAL HEALTH CARE		35,988
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(i)	299,518	2,995
Software - 0.1%
Mobileye N.V. Series F (a)(i)	398,824	13,919
Trion World Network, Inc.:
8.00% (a)(i)	50,840	92
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.: - continued
Series C, 8.00% (a)(i)	602,295	$ 1,090
Series C-1, 8.00% (a)(i)	47,380	86
		15,187
TOTAL INFORMATION TECHNOLOGY		18,182
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $83,168)		80,773
Nonconvertible Bonds - 0.0%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (i)		$ 362	362
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Bank of Ireland 10% 7/30/16	EUR	3,571	5,082
TOTAL NONCONVERTIBLE BONDS (Cost $5,066)			5,444
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	832,245,188	832,245
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	500,586,666	500,587
TOTAL MONEY MARKET FUNDS (Cost $1,332,832)		1,332,832
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $18,722,026)		24,639,617
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(411,709)
NET ASSETS - 100%		$ 24,227,908
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,638,000 or 0.3% of net assets.

(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $144,145,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 25,758
Castlight Health, Inc. Series D	4/25/12	$ 7,999
Dropbox, Inc.	5/2/12	$ 11,672
Dropbox, Inc. Series A	5/29/12	$ 2,710
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 3,024
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 362
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Intarcia Therapeutics, Inc.	11/14/12	$ 7,040
Legend Pictures LLC	9/23/10 - 12/18/12	$ 12,915
Living Proof, Inc. 8.00%	2/13/13	$ 18,400
Metro Bank PLC Class A	5/21/12	$ 3,791
Mobileye N.V. Series F	8/15/13	$ 13,919
Mu Sigma, Inc.	12/21/12	$ 15,000
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 267
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 627
Fidelity Securities Lending Cash Central Fund	1,485
Total	$ 2,112
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KYTHERA Biopharmaceuticals, Inc.	$ 42,491	$ 1,838	$ -	$ -	$ 73,538
OvaScience, Inc.	9,131	717	-	-	11,332
Rooster Energy Ltd.	5,188	-	195	-	6,222
Skope Energy, Inc.	51	-	-	-	-
SPS Commerce, Inc.	37,270	-	5,456	-	61,138
Total	$ 94,131	$ 2,555	$ 5,651	$ -	$ 152,230
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,471,147	$ 4,352,840	$ 69,925	$ 48,382
Consumer Staples	1,587,708	1,587,708	-	-
Energy	1,628,220	1,619,319	-	8,901
Financials	4,338,596	4,264,181	70,540	3,875
Health Care	3,322,172	3,195,634	90,349	36,189
Industrials	1,786,602	1,786,602	-	-
Information Technology	5,075,141	5,030,425	-	44,716
Materials	986,038	986,038	-	-
Telecommunication Services	72,255	72,255	-	-
Utilities	33,462	33,462	-	-
Corporate Bonds	5,444	-	5,082	362
Money Market Funds	1,332,832	1,332,832	-	-
Total Investments in Securities:	$ 24,639,617	$ 24,261,296	$ 235,896	$ 142,425
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $18,823,039,000. Net unrealized appreciation aggregated $5,816,578,000, of which $6,002,501,000 related to appreciated investment securities and $185,923,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Opportunistic
Insights Fund

September 30, 2013

1.951057.100

O1T-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 0.1%
Delphi Automotive PLC	97,800	$ 5,713,476
Automobiles - 1.0%
Honda Motor Co. Ltd.	83,400	3,187,782
Tesla Motors, Inc. (a)	177,125	34,259,518
Toyota Motor Corp.	156,300	10,024,698
		47,471,998
Distributors - 0.1%
LKQ Corp. (a)	110,500	3,520,530
Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (a)	21,200	2,357,864
Chipotle Mexican Grill, Inc. (a)	55,300	23,707,110
Chuys Holdings, Inc. (a)	5,900	211,751
Las Vegas Sands Corp.	83,100	5,519,502
Marriott International, Inc. Class A	28,800	1,211,328
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	64,700	2,059,401
Noodles & Co.	33,300	1,420,911
Starbucks Corp.	733,100	56,426,707
Whitbread PLC	46,774	2,244,413
		95,158,987
Household Durables - 0.1%
Lennar Corp. Class A (d)	176,210	6,237,834
Whirlpool Corp.	8,500	1,244,740
		7,482,574
Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)	357,393	111,735,348
ASOS PLC (a)	142,900	11,893,231
Liberty Media Corp.:
Interactive Series A (a)	37,800	887,166
Series A (a)	3,210	283,026
Netflix, Inc. (a)	38,344	11,856,348
priceline.com, Inc. (a)	63,500	64,195,325
Rakuten, Inc.	451,200	6,849,006
TripAdvisor, Inc. (a)	787,200	59,701,248
		267,400,698
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	175,800	22,709,844
Media - 3.8%
CBS Corp. Class B	101,742	5,612,089
Charter Communications, Inc. Class A (a)	62,003	8,355,524
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	529,665	$ 23,914,375
DIRECTV (a)	81,472	4,867,952
Discovery Communications, Inc. Class A (a)	286,300	24,169,446
DreamWorks Animation SKG, Inc. Class A (a)	78,393	2,231,065
Liberty Global PLC Class A (a)	491,752	39,020,521
Liberty Media Corp. Class A (a)	382,828	56,333,140
Lions Gate Entertainment Corp. (a)	128,337	4,498,212
Omnicom Group, Inc.	54,914	3,483,744
Rightmove PLC	26,700	1,023,991
The Walt Disney Co.	71,700	4,623,933
Twenty-First Century Fox, Inc. Class A	112,576	3,771,296
WPP PLC	117,700	2,418,742
		184,324,030
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	90,018	6,963,792
Five Below, Inc. (a)	180,800	7,910,000
GNC Holdings, Inc.	42,600	2,327,238
Home Depot, Inc.	505,941	38,375,625
O'Reilly Automotive, Inc. (a)	30,400	3,878,736
Restoration Hardware Holdings, Inc.	9,100	576,485
Ross Stores, Inc.	13,300	968,240
TJX Companies, Inc.	737,500	41,587,625
Tractor Supply Co.	31,000	2,082,270
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17,700	2,114,442
Urban Outfitters, Inc. (a)	328,200	12,067,914
		118,852,367
Textiles, Apparel & Luxury Goods - 1.9%
ECLAT Textile Co. Ltd.	91,800	805,862
Gildan Activewear, Inc.	10,000	464,055
Michael Kors Holdings Ltd. (a)	440,431	32,820,918
NIKE, Inc. Class B	619,800	45,022,272
Under Armour, Inc. Class A (sub. vtg.) (a)	153,000	12,155,850
VF Corp.	6,800	1,353,540
		92,622,497
TOTAL CONSUMER DISCRETIONARY		845,257,001
CONSUMER STAPLES - 5.7%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	185,400	18,391,680
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Boston Beer Co., Inc. Class A (a)	120,332	$ 29,386,278
The Coca-Cola Co.	12,037	455,962
		48,233,920
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	403,100	46,404,872
CVS Caremark Corp.	386,426	21,929,676
Sprouts Farmers Market LLC	78,200	3,471,298
Tesco PLC	205,100	1,192,011
Wal-Mart Stores, Inc.	279,852	20,697,854
Walgreen Co.	8,600	462,680
Whole Foods Market, Inc.	16,500	965,250
		95,123,641
Food Products - 0.9%
Associated British Foods PLC	1,085,768	32,975,386
Boulder Brands, Inc. (a)	4,400	70,576
Green Mountain Coffee Roasters, Inc. (a)	56,000	4,218,480
Mondelez International, Inc.	196,710	6,180,628
WhiteWave Foods Co.	121,000	2,416,370
		45,861,440
Household Products - 0.7%
Colgate-Palmolive Co.	490,500	29,086,650
Procter & Gamble Co.	55,913	4,226,464
		33,313,114
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	708,418	49,518,418
Hengan International Group Co. Ltd.	41,000	479,467
L'Oreal SA	15,578	2,675,433
		52,673,318
TOTAL CONSUMER STAPLES		275,205,433
ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Core Laboratories NV	2,815	476,326
Oceaneering International, Inc.	16,500	1,340,460
Schlumberger Ltd.	71,700	6,335,412
Seadrill Ltd.	31,200	1,406,496
		9,558,694
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	98,419	$ 9,151,983
Cabot Oil & Gas Corp.	169,000	6,307,080
Canadian Natural Resources Ltd.	28,400	892,489
Cobalt International Energy, Inc. (a)	145,754	3,623,444
Concho Resources, Inc. (a)	18,700	2,034,747
Continental Resources, Inc. (a)	74,000	7,937,240
EOG Resources, Inc.	730,710	123,694,589
EQT Corp.	21,600	1,916,352
Laredo Petroleum Holdings, Inc. (a)	16,300	483,784
Murphy Oil Corp.	569,100	34,328,112
Noble Energy, Inc.	23,900	1,601,539
Oasis Petroleum, Inc. (a)	62,100	3,050,973
Phillips 66 Partners LP	22,900	704,404
Pioneer Natural Resources Co.	21,300	4,021,440
Rosetta Resources, Inc. (a)	9,300	506,478
		200,254,654
TOTAL ENERGY		209,813,348
FINANCIALS - 11.3%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	107,000	9,745,560
BlackRock, Inc. Class A	129,202	34,964,645
Charles Schwab Corp.	267,900	5,663,406
Financial Engines, Inc.	9,300	552,792
Morgan Stanley	263,500	7,101,325
Oaktree Capital Group LLC Class A	94,690	4,957,022
WisdomTree Investments, Inc. (a)	70,400	817,344
		63,802,094
Commercial Banks - 2.1%
M&T Bank Corp. (d)	299,200	33,486,464
PNC Financial Services Group, Inc.	109,043	7,900,165
Shinsei Bank Ltd.	819,000	1,998,896
U.S. Bancorp	117,400	4,294,492
Wells Fargo & Co.	1,245,096	51,447,367
		99,127,384
Consumer Finance - 0.4%
American Express Co.	248,508	18,767,324
Portfolio Recovery Associates, Inc. (a)	8,500	509,490
		19,276,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.5%
Bank of America Corp.	430,500	$ 5,940,900
Berkshire Hathaway, Inc. Class A (a)	859	146,382,190
Citigroup, Inc.	2,055,948	99,734,037
IntercontinentalExchange, Inc. (a)	37,100	6,730,682
JPMorgan Chase & Co.	71,600	3,701,004
ORIX Corp.	135,400	2,213,509
		264,702,322
Insurance - 1.7%
ACE Ltd.	238,768	22,339,134
AIA Group Ltd.	472,400	2,220,114
Marsh & McLennan Companies, Inc.	481,200	20,956,260
The Chubb Corp.	224,062	19,999,774
The Travelers Companies, Inc.	193,800	16,428,426
		81,943,708
Real Estate Investment Trusts - 0.1%
American Tower Corp.	25,722	1,906,772
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	262,140	11,277,263
TOTAL FINANCIALS		542,036,357
HEALTH CARE - 15.5%
Biotechnology - 9.8%
Actelion Ltd.	6,842	485,715
Agios Pharmaceuticals, Inc. (d)	54,197	1,515,348
Alnylam Pharmaceuticals, Inc. (a)	17,100	1,094,571
Amgen, Inc.	235,254	26,334,333
Biogen Idec, Inc. (a)	610,519	146,988,554
BioMarin Pharmaceutical, Inc. (a)	18,363	1,326,176
Bluebird Bio, Inc. (d)	26,100	703,656
Celgene Corp. (a)	40,485	6,231,856
Celldex Therapeutics, Inc. (a)	59,900	2,122,257
CSL Ltd.	25,262	1,508,283
Genmab A/S (a)	7,600	311,549
Gilead Sciences, Inc. (a)	3,354,976	210,826,692
Intercept Pharmaceuticals, Inc.	34,427	2,376,496
Intrexon Corp. (a)	1,156,174	24,650,786
Pharmacyclics, Inc. (a)	11,750	1,626,435
Puma Biotechnology, Inc. (a)	134,181	7,200,152
Raptor Pharmaceutical Corp. (a)	18,100	270,414
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	90,273	$ 28,243,714
Theravance, Inc. (a)	29,100	1,189,899
Vertex Pharmaceuticals, Inc. (a)	85,000	6,444,700
		471,451,586
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	1,066,200	12,517,188
CareFusion Corp. (a)	12,980	478,962
Covidien PLC	67,700	4,125,638
Medtronic, Inc.	106,679	5,680,657
ResMed, Inc. (d)	96,900	5,118,258
Stryker Corp.	51,834	3,503,460
The Cooper Companies, Inc.	27,587	3,577,758
Trinity Biotech PLC sponsored ADR	390,433	8,495,822
		43,497,743
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	131,275	8,020,903
CIGNA Corp.	84,900	6,525,414
Henry Schein, Inc. (a)	237,800	24,659,860
MWI Veterinary Supply, Inc. (a)	16,283	2,432,029
Omnicare, Inc.	8,100	449,550
UnitedHealth Group, Inc.	490,307	35,110,884
		77,198,640
Health Care Technology - 0.7%
Cerner Corp. (a)	602,310	31,651,391
Medidata Solutions, Inc. (a)	4,800	474,864
		32,126,255
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	2,600	655,294
ICON PLC (a)	22,900	937,297
Illumina, Inc. (a)	22,400	1,810,592
Mettler-Toledo International, Inc. (a)	91,193	21,894,527
PAREXEL International Corp. (a)	89,200	4,480,516
Thermo Fisher Scientific, Inc.	177,200	16,328,980
Waters Corp. (a)	41,030	4,357,796
		50,465,002
Pharmaceuticals - 1.4%
AbbVie, Inc.	776,500	34,732,845
Astellas Pharma, Inc.	7,300	372,884
Bayer AG	63,100	7,440,399
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	6,900	$ 598,161
Novo Nordisk A/S Series B	13,000	2,201,737
Santarus, Inc. (a)	17,700	399,489
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,600	1,722,768
Valeant Pharmaceuticals International, Inc. (Canada) (a)	179,900	18,757,594
		66,225,877
TOTAL HEALTH CARE		740,965,103
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	93,673	7,778,606
Precision Castparts Corp.	21,700	4,931,108
The Boeing Co.	41,400	4,864,500
United Technologies Corp.	29,300	3,159,126
		20,733,340
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)(d)	338,805	7,341,904
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR	47,723	2,373,742
Commercial Services & Supplies - 0.0%
Babcock International Group PLC	25,200	487,924
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	41,625	2,421,743
Electrical Equipment - 0.6%
Eaton Corp. PLC	39,200	2,698,528
Generac Holdings, Inc.	597,627	25,482,815
		28,181,343
Industrial Conglomerates - 0.8%
3M Co.	111,877	13,359,233
Danaher Corp.	360,950	25,021,054
		38,380,287
Machinery - 0.5%
Chart Industries, Inc. (a)	22,400	2,756,096
Illinois Tool Works, Inc.	218,005	16,627,241
Kubota Corp.	128,000	1,860,360
Proto Labs, Inc. (a)	37,400	2,856,986
		24,100,683
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.0%
Experian PLC	44,699	$ 851,715
On Assignment, Inc. (a)	15,600	514,800
Verisk Analytics, Inc. (a)	743,100	48,271,776
		49,638,291
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	397,900	49,093,841
Hertz Global Holdings, Inc. (a)	324,487	7,190,632
J.B. Hunt Transport Services, Inc.	23,800	1,735,734
Union Pacific Corp.	332,300	51,619,482
		109,639,689
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	142,800	3,949,848
W.W. Grainger, Inc.	3,400	889,814
		4,839,662
TOTAL INDUSTRIALS		288,138,608
INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	20,600	1,766,656
QUALCOMM, Inc.	103,900	6,998,704
		8,765,360
Computers & Peripherals - 1.7%
Apple, Inc.	172,824	82,393,842
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	308,702	23,887,361
Ingram Micro, Inc. Class A (a)	95,450	2,200,123
		26,087,484
Internet Software & Services - 16.7%
Akamai Technologies, Inc. (a)	100,700	5,206,190
Cornerstone OnDemand, Inc. (a)	20,992	1,079,828
CoStar Group, Inc. (a)	5,600	940,240
eBay, Inc. (a)	583,350	32,545,097
Facebook, Inc. Class A (a)	5,939,719	298,411,479
Google, Inc. Class A (a)	270,653	237,067,669
Kakaku.com, Inc.	97,400	2,276,989
LinkedIn Corp. (a)	406,800	100,097,208
Marketo, Inc.	5,593	178,305
Pandora Media, Inc. (a)(d)	64,500	1,620,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rocket Fuel, Inc.	22,550	$ 1,211,837
Shutterstock, Inc.	48,100	3,497,832
Tencent Holdings Ltd.	62,900	3,299,130
Textura Corp.	3,200	137,856
Trulia, Inc.	31,500	1,481,445
Yahoo!, Inc. (a)	3,283,925	108,894,953
Zillow, Inc. (a)	11,380	960,131
		798,907,074
IT Services - 6.0%
Accenture PLC Class A	230,247	16,955,389
Alliance Data Systems Corp. (a)	42,201	8,924,245
CGI Group, Inc. Class A (sub. vtg.) (a)	236,300	8,293,039
EPAM Systems, Inc. (a)	31,327	1,080,782
Fidelity National Information Services, Inc.	482,253	22,395,829
Fiserv, Inc. (a)	9,200	929,660
FleetCor Technologies, Inc. (a)	103,402	11,390,764
Gartner, Inc. Class A (a)	8,200	492,000
MasterCard, Inc. Class A	206,551	138,963,382
NeuStar, Inc. Class A (a)	8,500	420,580
Visa, Inc. Class A	398,311	76,117,232
		285,962,902
Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp.	24,700	917,852
ARM Holdings PLC sponsored ADR	111,190	5,350,463
ASML Holding NV	104,400	10,310,544
Avago Technologies Ltd.	22,900	987,448
KLA-Tencor Corp.	9,000	547,650
Linear Technology Corp.	11,425	453,116
Microchip Technology, Inc. (d)	33,200	1,337,628
NXP Semiconductors NV (a)	63,700	2,370,277
Samsung Electronics Co. Ltd.	4,144	5,271,928
Semtech Corp. (a)	37,600	1,127,624
Skyworks Solutions, Inc. (a)	18,600	462,024
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	231,200	3,921,152
Xilinx, Inc.	29,800	1,396,428
		34,454,134
Software - 5.6%
Activision Blizzard, Inc.	27,500	458,425
Adobe Systems, Inc. (a)	205,900	10,694,446
CA Technologies, Inc.	29,200	866,364
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	577,900	$ 50,756,957
Concur Technologies, Inc. (a)(d)	273,878	30,263,519
Diligent Board Member Services, Inc. (a)	427,239	2,022,607
FireEye, Inc.	7,523	312,430
FleetMatics Group PLC	43,356	1,628,018
Infoblox, Inc. (a)	56,050	2,344,011
NetSuite, Inc. (a)	329,420	35,557,595
QLIK Technologies, Inc. (a)	25,189	862,471
salesforce.com, Inc. (a)	712,332	36,977,154
ServiceNow, Inc. (a)	833,138	43,281,519
Splunk, Inc. (a)	175,506	10,537,380
SS&C Technologies Holdings, Inc. (a)	5,200	198,120
Ultimate Software Group, Inc. (a)	212,577	31,333,850
VMware, Inc. Class A (a)	16,100	1,302,490
Workday, Inc. Class A	129,800	10,504,714
		269,902,070
TOTAL INFORMATION TECHNOLOGY		1,506,472,866
MATERIALS - 3.3%
Chemicals - 2.8%
Eastman Chemical Co.	5,700	444,030
Ecolab, Inc.	500,737	49,452,786
Filtrona PLC	223,500	2,708,254
FMC Corp.	10,135	726,882
LyondellBasell Industries NV Class A	138,454	10,138,986
Monsanto Co.	114,069	11,905,382
PPG Industries, Inc.	228,700	38,206,622
Sherwin-Williams Co.	94,500	17,216,010
		130,798,952
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	89,242	9,037,537
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	19,100	469,381
B2Gold Corp. (a)	265,667	662,846
Franco-Nevada Corp.	199,006	9,028,251
Premier Gold Mines Ltd. (a)	25,200	51,376
Tahoe Resources, Inc. (a)	21,600	388,781
		10,600,635
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	119,000	$ 5,331,200
TOTAL MATERIALS		155,768,324
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Iliad SA	6,172	1,440,339
Jazztel PLC (a)	77,700	844,190
		2,284,529
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	7,800	140,556
SoftBank Corp.	125,400	8,708,717
		8,849,273
TOTAL TELECOMMUNICATION SERVICES		11,133,802
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	8,100	760,266
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	38,900	516,981
TOTAL UTILITIES		1,277,247
TOTAL COMMON STOCKS (Cost $3,548,385,014)		4,576,068,089
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	1,007,372	4,654,059
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(e)	46,313	642,037
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Mobileye N.V. Series F (a)(e)	74,319	$ 2,593,733
TOTAL INFORMATION TECHNOLOGY		3,235,770
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,889,829)		7,889,829
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.10% (b)	200,464,080	200,464,080
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	75,931,625	75,931,625
TOTAL MONEY MARKET FUNDS (Cost $276,395,705)		276,395,705
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,832,670,548)		4,860,353,623
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(69,624,468)
NET ASSETS - 100%		$ 4,790,729,155
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,889,829 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 4,654,059
Mobileye N.V. Series F	8/15/13	$ 2,593,733
Pure Storage, Inc. Series E	8/22/13	$ 642,037
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,724
Fidelity Securities Lending Cash Central Fund	468,526
Total	$ 626,250
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 849,911,060	$ 822,776,773	$ 22,480,228	$ 4,654,059
Consumer Staples	275,205,433	275,205,433	-	-
Energy	209,813,348	209,813,348	-	-
Financials	542,036,357	537,823,952	4,212,405	-
Health Care	740,965,103	713,739,696	27,225,407	-
Industrials	288,138,608	286,278,248	1,860,360	-
Information Technology	1,509,708,636	1,504,195,877	2,276,989	3,235,770
Materials	155,768,324	155,768,324	-	-
Telecommunication Services	11,133,802	2,425,085	8,708,717	-
Utilities	1,277,247	1,277,247	-	-
Money Market Funds	276,395,705	276,395,705	-	-
Total Investments in Securities:	$ 4,860,353,623	$ 4,785,699,688	$ 66,764,106	$ 7,889,829

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 58,665,447
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $3,834,284,586. Net unrealized appreciation aggregated $1,026,069,037, of which $1,051,714,124 related to appreciated investment securities and $25,645,087 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Series Opportunistic Insights
Fund

September 30, 2013

1.950956.100

AO1TI-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.1%
Delphi Automotive PLC	12,100	$ 706,882
Automobiles - 1.0%
Honda Motor Co. Ltd.	10,500	401,339
Tesla Motors, Inc. (a)	21,801	4,216,749
Toyota Motor Corp.	19,300	1,237,855
		5,855,943
Distributors - 0.1%
LKQ Corp. (a)	14,000	446,040
Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (a)	2,700	300,294
Chipotle Mexican Grill, Inc. (a)	7,000	3,000,900
Chuys Holdings, Inc. (a)	700	25,123
Las Vegas Sands Corp.	10,300	684,126
Marriott International, Inc. Class A	3,500	147,210
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	8,000	254,640
Noodles & Co. (d)	4,200	179,214
Starbucks Corp.	90,500	6,965,785
Whitbread PLC	5,808	278,692
		11,835,984
Household Durables - 0.2%
Lennar Corp. Class A	21,690	767,826
Whirlpool Corp.	1,000	146,440
		914,266
Internet & Catalog Retail - 5.6%
Amazon.com, Inc. (a)	44,107	13,789,612
ASOS PLC (a)	17,600	1,464,807
Liberty Media Corp.:
Interactive Series A (a)	4,800	112,656
Series A (a)	400	35,268
Netflix, Inc. (a)	4,756	1,470,603
priceline.com, Inc. (a)	7,800	7,885,410
Rakuten, Inc.	55,600	843,982
TripAdvisor, Inc. (a)	99,900	7,576,416
		33,178,754
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	21,700	2,803,206
Media - 3.9%
CBS Corp. Class B	12,558	692,699
Charter Communications, Inc. Class A (a)	7,797	1,050,724
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp. Class A	65,335	$ 2,949,875
DIRECTV (a)	10,028	599,173
Discovery Communications, Inc. Class A (a)	35,600	3,005,352
DreamWorks Animation SKG, Inc. Class A (a)	9,707	276,261
Liberty Global PLC Class A (a)	60,548	4,804,484
Liberty Media Corp. Class A (a)	47,172	6,941,360
Lions Gate Entertainment Corp. (a)	15,863	555,998
Omnicom Group, Inc.	6,885	436,784
Rightmove PLC	3,400	130,396
The Walt Disney Co.	8,800	567,512
Twenty-First Century Fox, Inc. Class A	14,024	469,804
WPP PLC	14,500	297,976
		22,778,398
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	11,282	872,776
Five Below, Inc. (a)	22,300	975,625
GNC Holdings, Inc.	5,200	284,076
Home Depot, Inc.	62,459	4,737,515
O'Reilly Automotive, Inc. (a)	3,800	484,842
Restoration Hardware Holdings, Inc.	1,100	69,685
Ross Stores, Inc.	1,600	116,480
TJX Companies, Inc.	91,000	5,131,490
Tractor Supply Co.	3,800	255,246
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,200	262,812
Urban Outfitters, Inc. (a)	40,400	1,485,508
		14,676,055
Textiles, Apparel & Luxury Goods - 1.9%
ECLAT Textile Co. Ltd.	12,240	107,448
Gildan Activewear, Inc.	1,300	60,327
Michael Kors Holdings Ltd. (a)	54,269	4,044,126
NIKE, Inc. Class B	76,400	5,549,696
Under Armour, Inc. Class A (sub. vtg.) (a)	18,900	1,501,605
VF Corp.	800	159,240
		11,422,442
TOTAL CONSUMER DISCRETIONARY		104,617,970
CONSUMER STAPLES - 5.8%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	22,800	2,261,760
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Boston Beer Co., Inc. Class A (a)	15,131	$ 3,695,142
The Coca-Cola Co.	1,463	55,418
		6,012,320
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	50,700	5,836,584
CVS Caremark Corp.	49,074	2,784,950
Sprouts Farmers Market LLC	9,700	430,583
Tesco PLC	25,900	150,527
Wal-Mart Stores, Inc.	34,548	2,555,170
Walgreen Co.	1,100	59,180
Whole Foods Market, Inc.	2,100	122,850
		11,939,844
Food Products - 1.0%
Associated British Foods PLC	133,932	4,067,590
Boulder Brands, Inc. (a)	600	9,624
Green Mountain Coffee Roasters, Inc. (a)	6,900	519,777
Mondelez International, Inc.	24,290	763,192
WhiteWave Foods Co.	15,200	303,544
		5,663,727
Household Products - 0.7%
Colgate-Palmolive Co.	60,800	3,605,440
Procter & Gamble Co.	6,887	520,588
		4,126,028
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	87,382	6,108,002
Hengan International Group Co. Ltd.	5,000	58,472
L'Oreal SA	1,922	330,093
		6,496,567
TOTAL CONSUMER STAPLES		34,238,486
ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Core Laboratories NV	385	65,146
Oceaneering International, Inc.	2,100	170,604
Schlumberger Ltd.	8,900	786,404
Seadrill Ltd.	3,900	175,812
		1,197,966
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	12,081	$ 1,123,412
Cabot Oil & Gas Corp.	21,000	783,720
Canadian Natural Resources Ltd.	3,600	113,132
Cobalt International Energy, Inc. (a)	17,946	446,138
Concho Resources, Inc. (a)	2,300	250,263
Continental Resources, Inc. (a)	9,100	976,066
EOG Resources, Inc.	90,190	15,267,363
EQT Corp.	2,700	239,544
Laredo Petroleum Holdings, Inc. (a)	2,000	59,360
Murphy Oil Corp.	70,500	4,252,560
Noble Energy, Inc.	3,000	201,030
Oasis Petroleum, Inc. (a)	7,700	378,301
Phillips 66 Partners LP	2,800	86,128
Pioneer Natural Resources Co.	2,700	509,760
Rosetta Resources, Inc. (a)	1,200	65,352
		24,752,129
TOTAL ENERGY		25,950,095
FINANCIALS - 11.5%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	13,200	1,202,256
BlackRock, Inc. Class A	15,898	4,302,317
Charles Schwab Corp.	33,000	697,620
Financial Engines, Inc.	1,200	71,328
Morgan Stanley	32,500	875,875
Oaktree Capital Group LLC Class A	11,900	622,965
WisdomTree Investments, Inc. (a)	9,100	105,651
		7,878,012
Commercial Banks - 2.1%
M&T Bank Corp. (d)	37,600	4,208,192
PNC Financial Services Group, Inc.	13,757	996,695
Shinsei Bank Ltd.	105,000	256,269
U.S. Bancorp	14,500	530,410
Wells Fargo & Co.	153,604	6,346,917
		12,338,483
Consumer Finance - 0.4%
American Express Co.	30,692	2,317,860
Portfolio Recovery Associates, Inc. (a)	1,100	65,934
		2,383,794
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.7%
Bank of America Corp.	53,400	$ 736,920
Berkshire Hathaway, Inc. Class A (a)	111	18,915,510
Citigroup, Inc.	253,352	12,290,106
IntercontinentalExchange, Inc. (a)	4,654	844,329
JPMorgan Chase & Co.	8,800	454,872
ORIX Corp.	17,500	286,089
		33,527,826
Insurance - 1.7%
ACE Ltd.	29,432	2,753,658
AIA Group Ltd.	61,400	288,558
Marsh & McLennan Companies, Inc.	60,800	2,647,840
The Chubb Corp.	27,638	2,466,968
The Travelers Companies, Inc.	24,400	2,068,388
		10,225,412
Real Estate Investment Trusts - 0.1%
American Tower Corp.	3,178	235,585
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	32,360	1,392,127
TOTAL FINANCIALS		67,981,239
HEALTH CARE - 15.7%
Biotechnology - 10.0%
Actelion Ltd.	857	60,839
Agios Pharmaceuticals, Inc. (d)	6,700	187,332
Alnylam Pharmaceuticals, Inc. (a)	2,100	134,421
Amgen, Inc.	29,046	3,251,409
Biogen Idec, Inc. (a)	75,881	18,269,110
BioMarin Pharmaceutical, Inc. (a)	2,220	160,328
Bluebird Bio, Inc. (d)	3,300	88,968
Celgene Corp. (a)	4,982	766,879
Celldex Therapeutics, Inc. (a)	7,400	262,182
CSL Ltd.	3,272	195,357
Genmab A/S (a)	900	36,894
Gilead Sciences, Inc. (a)	422,824	26,570,260
Intercept Pharmaceuticals, Inc.	4,273	294,965
Intrexon Corp. (a)	149,947	3,197,020
Pharmacyclics, Inc. (a)	1,450	200,709
Puma Biotechnology, Inc. (a)	16,986	911,469
Raptor Pharmaceutical Corp. (a)	2,300	34,362
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	11,146	$ 3,487,249
Theravance, Inc. (a)	3,700	151,293
Vertex Pharmaceuticals, Inc. (a)	10,500	796,110
		59,057,156
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	131,200	1,540,288
CareFusion Corp. (a)	1,611	59,446
Covidien PLC	8,300	505,802
Medtronic, Inc.	13,121	698,693
ResMed, Inc. (d)	11,900	628,558
Stryker Corp.	6,400	432,576
The Cooper Companies, Inc.	3,451	447,560
Trinity Biotech PLC sponsored ADR	50,808	1,105,582
		5,418,505
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	16,125	985,238
CIGNA Corp.	10,700	822,402
Henry Schein, Inc. (a)	29,300	3,038,410
MWI Veterinary Supply, Inc. (a)	2,017	301,259
Omnicare, Inc.	1,000	55,500
UnitedHealth Group, Inc.	60,493	4,331,904
		9,534,713
Health Care Technology - 0.7%
Cerner Corp. (a)	74,290	3,903,940
Medidata Solutions, Inc. (a)	600	59,358
		3,963,298
Life Sciences Tools & Services - 1.1%
Eurofins Scientific SA	300	75,611
ICON PLC (a)	2,800	114,604
Illumina, Inc. (a)	2,800	226,324
Mettler-Toledo International, Inc. (a)	11,955	2,870,276
PAREXEL International Corp. (a)	11,200	562,576
Thermo Fisher Scientific, Inc.	21,900	2,018,085
Waters Corp. (a)	5,070	538,485
		6,405,961
Pharmaceuticals - 1.4%
AbbVie, Inc.	95,800	4,285,134
Astellas Pharma, Inc.	1,000	51,080
Bayer AG	7,800	919,732
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	800	$ 69,352
Novo Nordisk A/S Series B	1,600	270,983
Santarus, Inc. (a)	2,200	49,654
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,700	215,346
Valeant Pharmaceuticals International, Inc. (Canada) (a)	22,200	2,314,723
		8,176,004
TOTAL HEALTH CARE		92,555,637
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	11,527	957,202
Precision Castparts Corp.	2,700	613,548
The Boeing Co.	5,100	599,250
United Technologies Corp.	3,600	388,152
		2,558,152
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)(d)	41,753	904,788
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR	5,890	292,969
Commercial Services & Supplies - 0.0%
Babcock International Group PLC	3,200	61,959
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	5,100	296,718
Electrical Equipment - 0.6%
Eaton Corp. PLC	4,900	337,316
Generac Holdings, Inc.	75,400	3,215,056
		3,552,372
Industrial Conglomerates - 0.8%
3M Co.	13,823	1,650,604
Danaher Corp.	44,550	3,088,206
		4,738,810
Machinery - 0.5%
Chart Industries, Inc. (a)	2,800	344,512
Illinois Tool Works, Inc.	26,920	2,053,188
Kubota Corp.	17,000	247,079
Proto Labs, Inc. (a)	4,600	351,394
		2,996,173
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.1%
Experian PLC	5,801	$ 110,535
On Assignment, Inc. (a)	2,000	66,000
Verisk Analytics, Inc. (a)	93,000	6,041,280
		6,217,815
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	49,200	6,070,412
Hertz Global Holdings, Inc. (a)	40,013	886,688
J.B. Hunt Transport Services, Inc.	3,000	218,790
Union Pacific Corp.	41,400	6,431,076
		13,606,966
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,950	496,497
W.W. Grainger, Inc.	400	104,684
		601,181
TOTAL INDUSTRIALS		35,827,903
INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	2,500	214,400
QUALCOMM, Inc.	12,800	862,208
		1,076,608
Computers & Peripherals - 1.7%
Apple, Inc.	21,348	10,177,659
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	38,100	2,948,178
Ingram Micro, Inc. Class A (a)	11,750	270,838
		3,219,016
Internet Software & Services - 16.8%
Akamai Technologies, Inc. (a)	12,400	641,080
Cornerstone OnDemand, Inc. (a)	2,600	133,744
CoStar Group, Inc. (a)	700	117,530
eBay, Inc. (a)	71,850	4,008,512
Facebook, Inc. Class A (a)	742,081	37,282,146
Google, Inc. Class A (a)	33,647	29,471,744
Kakaku.com, Inc.	12,000	280,532
LinkedIn Corp. (a)	50,200	12,352,212
Marketo, Inc.	700	22,316
Pandora Media, Inc. (a)(d)	7,900	198,527
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rocket Fuel, Inc.	2,800	$ 150,472
Shutterstock, Inc.	5,900	429,048
Tencent Holdings Ltd.	7,900	414,358
Textura Corp.	400	17,232
Trulia, Inc.	3,900	183,417
Yahoo!, Inc. (a)	405,175	13,435,603
Zillow, Inc. (a)(d)	1,400	118,118
		99,256,591
IT Services - 6.0%
Accenture PLC Class A	28,453	2,095,279
Alliance Data Systems Corp. (a)	5,147	1,088,436
CGI Group, Inc. Class A (sub. vtg.) (a)	29,100	1,021,276
EPAM Systems, Inc. (a)	3,973	137,069
Fidelity National Information Services, Inc.	60,447	2,807,159
Fiserv, Inc. (a)	1,200	121,260
FleetCor Technologies, Inc. (a)	12,798	1,409,828
Gartner, Inc. Class A (a)	1,000	60,000
MasterCard, Inc. Class A	25,449	17,121,578
NeuStar, Inc. Class A (a)	1,000	49,480
Visa, Inc. Class A	49,189	9,400,018
		35,311,383
Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp.	3,000	111,480
ARM Holdings PLC sponsored ADR	13,754	661,842
ASML Holding NV	13,000	1,283,880
Avago Technologies Ltd.	2,800	120,736
KLA-Tencor Corp.	1,100	66,935
Linear Technology Corp.	1,475	58,499
Microchip Technology, Inc. (d)	4,200	169,218
NXP Semiconductors NV (a)	7,900	293,959
Samsung Electronics Co. Ltd.	511	650,086
Semtech Corp. (a)	4,700	140,953
Skyworks Solutions, Inc. (a)	2,300	57,132
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,100	510,496
Xilinx, Inc.	3,700	173,382
		4,298,598
Software - 5.7%
Activision Blizzard, Inc.	3,500	58,345
Adobe Systems, Inc. (a)	25,400	1,319,276
CA Technologies, Inc.	3,700	109,779
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	73,200	$ 6,429,156
Concur Technologies, Inc. (a)(d)	33,800	3,734,900
Diligent Board Member Services, Inc. (a)	55,651	263,459
FireEye, Inc.	927	38,498
FleetMatics Group PLC	5,344	200,667
Infoblox, Inc. (a)	6,950	290,649
NetSuite, Inc. (a)	40,600	4,382,364
QLIK Technologies, Inc. (a)	3,080	105,459
salesforce.com, Inc. (a)	87,768	4,556,037
ServiceNow, Inc. (a)	102,811	5,341,031
Splunk, Inc. (a)	21,594	1,296,504
SS&C Technologies Holdings, Inc. (a)	700	26,670
Ultimate Software Group, Inc. (a)	26,596	3,920,250
VMware, Inc. Class A (a)	2,000	161,800
Workday, Inc. Class A	16,000	1,294,880
		33,529,724
TOTAL INFORMATION TECHNOLOGY		186,869,579
MATERIALS - 3.3%
Chemicals - 2.8%
Eastman Chemical Co.	700	54,530
Ecolab, Inc.	62,263	6,149,094
Filtrona PLC	29,100	352,618
FMC Corp.	1,300	93,236
LyondellBasell Industries NV Class A	17,074	1,250,329
Monsanto Co.	14,131	1,474,852
PPG Industries, Inc.	28,200	4,711,092
Sherwin-Williams Co.	11,700	2,131,506
		16,217,257
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	11,000	1,113,970
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	2,400	58,980
B2Gold Corp. (a)	34,500	86,078
Franco-Nevada Corp.	24,600	1,116,022
Premier Gold Mines Ltd. (a)	3,100	6,320
Tahoe Resources, Inc. (a)	2,800	50,398
		1,317,798
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co.	14,700	$ 658,560
TOTAL MATERIALS		19,307,585
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Iliad SA	766	178,759
Jazztel PLC (a)	9,600	104,301
		283,060
Wireless Telecommunication Services - 0.2%
RingCentral, Inc.	1,000	18,020
SoftBank Corp.	15,500	1,076,436
		1,094,456
TOTAL TELECOMMUNICATION SERVICES		1,377,516
UTILITIES - 0.0%
Electric Utilities - 0.0%
ITC Holdings Corp.	1,000	93,860
Independent Power Producers & Energy Traders - 0.0%
The AES Corp.	4,800	63,792
TOTAL UTILITIES		157,652
TOTAL COMMON STOCKS (Cost $437,718,148)		568,883,662
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e)	127,173	587,539
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(e)	5,754	79,768
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Mobileye N.V. Series F (a)(e)	9,333	$ 325,722
TOTAL INFORMATION TECHNOLOGY		405,490
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $993,029)		993,029
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.10% (b)	19,667,837	19,667,837
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	10,704,189	10,704,189
TOTAL MONEY MARKET FUNDS (Cost $30,372,026)		30,372,026
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $469,083,203)		600,248,717
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(10,631,703)
NET ASSETS - 100%		$ 589,617,014
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $993,029 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 587,539
Mobileye N.V. Series F	8/15/13	$ 325,722
Pure Storage, Inc. Series E	8/22/13	$ 79,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,680
Fidelity Securities Lending Cash Central Fund	62,772
Total	$ 80,452
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 105,205,509	$ 101,836,818	$ 2,781,152	$ 587,539
Consumer Staples	34,238,486	34,238,486	-	-
Energy	25,950,095	25,950,095	-	-
Financials	67,981,239	67,438,881	542,358	-
Health Care	92,555,637	89,036,554	3,519,083	-
Industrials	35,827,903	35,580,824	247,079	-
Information Technology	187,275,069	186,589,047	280,532	405,490
Materials	19,307,585	19,307,585	-	-
Telecommunication Services	1,377,516	301,080	1,076,436	-
Utilities	157,652	157,652	-	-
Money Market Funds	30,372,026	30,372,026	-	-
Total Investments in Securities:	$ 600,248,717	$ 590,809,048	$ 8,446,640	$ 993,029

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,602,395
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $469,274,748. Net unrealized appreciation aggregated $130,973,969, of which $134,009,642 related to appreciated investment securities and $3,035,673 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013